Other operating income and expenses (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Other operating income [Abstract]
Grants (Note 16)	$ 44,256	$ 44,366
Income from various services and insurance proceeds	31,646	29,334
Total	75,902	73,700
Other operating expenses [Abstract]
Raw materials and consumables used	(4,919)	(7,893)
Leases and fees	(2,388)	(1,501)
Operation and maintenance	(77,133)	(94,573)
Independent professional services	(28,509)	(28,934)
Supplies	(20,433)	(18,929)
Insurance	(27,990)	(18,192)
Levies and duties	(30,523)	(25,830)
Other expenses	(5,740)	(4,730)
Total	$ (197,635)	$ (200,582)